Leases - Schedule of Right of Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Right of Use Assets and Lease Liabilities [Line Items]
Right-of-use assets, Beginning balance	$ 164	$ 186
Lease liabilities, Beginning balance	196	216
Right-of-use assets, Depreciation expense	(19)	(17)
Lease liabilities, Depreciation expense
Right-of-use assets, Interest expense
Lease liabilities, Interest expense	12	13
Right-of-use assets, Payment
Lease liabilities, Payment	(29)	(28)
Right-of-use assets, Exchange adjustments	6	(5)
Lease liabilities, Exchange adjustments	8	(5)
Right-of-use assets, Ending balance	151	164
Lease liabilities, Ending balance	$ 187	$ 196